Phocas Real Estate Fund
Phocas Real Estate Fund
Investment Objective
The Fund’s investment objective is to seek long-term total investment return through a combination of capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Phocas Real Estate Fund
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Phocas Real Estate Fund
Management Fees		0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		3.19%
Total Annual Fund Operating Expenses		4.19%
Less: Fee Waiver and/or Expense Reimbursement		(2.69%)
Net Annual Fund Operating Expenses	[1]	1.50%
[1]	Phocas Financial Corporation (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses ("AFFE"), interest, taxes and extraordinary expenses) do not exceed 1.50% of average daily net assets of the Fund (the "Expense Cap"). The Expense Cap will remain in effect through at least April 29, 2014, and may be terminated only by the Trust's Board of Trustees (the "Board" or the "Trustees"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Phocas Real Estate Fund	153	1,027	1,916	4,201

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.88% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity real estate investment trusts (“REITs”) and other commercial real estate-oriented companies which own, manage and invest in underlying real estate assets, such as offices, industrial properties, malls, shopping centers, apartments, storage, specialty and health care facilities, but not residential homes or home builders.  The Fund may invest up to 50% of its net assets in securities of non-U.S. issuers (“foreign securities”) that trade on U.S. or foreign exchanges, including foreign securities from emerging markets.  The Fund seeks to maintain a portfolio with continuous exposure to most of these real estate sectors (offices, industrial properties, retail, malls, shopping centers, apartments, lodging, storage, specialty and health care facilities) and to minimize exposure to what the Advisor believes are the riskiest real estate sectors (e.g., mortgage REITs and the riskiest equity REIT sectors (e.g., hotels)).

In selecting securitized commercial real estate vehicles for the Fund’s portfolio, the Advisor concentrates on management quality, the quality and location of the real estate held and the debt leverage used.  The investment models used by the Advisor take into account the following variables that affect securitized commercial real estate pricing:  asset values; management quality; prospective growth rates; debt leverage and overall balance sheet quality; the quality of income streams; conflicts of interest; insider stock ownership; and other factors.
The Advisor will consider selling a security given the following circumstances: loss of management focus, management’s inability to increase shareholder value, balance sheet deterioration, exorbitant pricing relative to underlying value and excessive position overweighting.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

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Market Risk.  The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

•	Equity Risk. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.

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Non-U.S. Investment Risk.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.  The exchange rates between U.S. dollar and foreign currencies might fluctuate, which can negatively affect the value of the Fund’s investments.  These risks are greater in emerging markets.

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Management Risk.  The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.

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Non-Diversification Risk.  The Fund is non-diversified.  Performance of a non-diversified fund may be more volatile than performance of a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer.  Greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.

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Real Estate and REIT Concentration Risk.  Because the Fund invests principally in the securitized commercial real estate sector, it is particularly vulnerable to the risks of the real estate industry, such as the risk that a decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties, or poor management.  The value and performance of REITs depends on how well the underlying properties owned by the REIT are managed. In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment.

Performance
The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year, 5-years and since inception compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available by calling 1-866-PHOCAS1 (746-2271).

Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 32.24% for the quarter ended September 30, 2009, and the lowest quarterly return was -34.59% for the quarter ended December 31, 2008.

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns	Label	Average Annual Return, 1 Year	Average Annual Return, 5 Years	Average Annual Return, Since Inception	Average Annual Return, Inception Date
Phocas Real Estate Fund	Return Before Taxes	16.70%	5.77%	3.80%	Sep. 29, 2006
Phocas Real Estate Fund After Taxes on Distributions	Return After Taxes on Distributions	16.39%	5.36%	3.35%
Phocas Real Estate Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	10.87%	4.70%	2.98%
Phocas Real Estate Fund S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	3.26%	Sep. 29, 2006
Phocas Real Estate Fund NAREIT Equity Index (reflects no deduction for fees, expenses, or taxes)	NAREIT Equity Index (reflects no deduction for fees, expenses, or taxes)	19.70%	5.74%	3.23%	Sep. 29, 2006

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).